Investment Strategy - Vericimetry U.S. Small Cap Value Fund	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is a diversified fund and invests in a wide universe of U.S. small cap value stocks. Under normal market circumstances, the Fund invests at least 80% of its net assets in common stock of U.S. companies that were small cap value companies at the time of purchase. If the Fund changes its 80% investment policy, the Fund will notify shareholders at least 60 days before the change. The Fund may invest a significant portion of its assets in securities of companies in the financial services industry. In addition, the Fund may purchase options on securities, or security indexes or exchange-traded funds (“ETFs”) designed to provide exposure to a basket of securities.

Generally, U.S. companies are companies organized in the U.S. that trade in U.S. securities markets. A value stock has a low price relative to various characteristics considered in assessing a company’s worth. These may include, but are not limited to, book value, sales, earnings and operating cash flows. For investment purposes, the Adviser defines small cap companies as companies with market capitalizations generally in the lowest 10% of total market capitalization of a large portion of all publicly traded U.S. companies (after certain security types are excluded).

Under normal market circumstances, the Adviser primarily utilizes a market capitalization weighted approach to determine the target weighting of the U.S. small cap value stocks for purchase. Under this approach, the amount of each security purchased for the Fund’s portfolio is generally determined based on the issuer’s relative market capitalization. Please note that when the Adviser establishes a new stock position, or in a process of a stock liquidation, its weight may not reflect the issuer’s relative market capitalization.

The Adviser will often determine an issuer’s market capitalization using a full-market capitalization method. Under this method, an issuer’s market capitalization is determined by multiplying an equity security’s price by the number of shares outstanding. In certain circumstances, the Adviser may utilize a float-adjusted market capitalization method. Under this method, an issuer’s market capitalization is determined by taking an equity security’s price and multiplying it by the number of shares readily available in the market. This latter method may result in a smaller market capitalization than a capitalization determined under the full-market capitalization method. As of December 31, 2025, using the guidelines and definitions above, a company with a market cap below $14,949 billion would be classified as a small-cap company.

Strategy Portfolio Concentration [Text]	The Fund may invest a significant portion of its assets in securities of companies in the financial services industry.